CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated net income	¥ 6,872	¥ 44,287	¥ 57,492
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	61,964	(2,560)	(16,461)
Net unrealized gains and losses on securities	151	(7)	(907)
Net gains and losses on derivative instruments	169	(146)	219
Pension liability adjustments	(433)	93	433
Other comprehensive income (loss), Net-of-tax	61,851	(2,620)	(16,716)
Total comprehensive income	68,723	41,667	40,776
Less: Comprehensive (income) loss attributable to noncontrolling interests	(467)	(3,983)	(4,344)
Comprehensive income (loss) attributable to Nidec Corporation	¥ 68,256	¥ 37,684	¥ 36,432